Property, Equipment and Software, Net Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The following summarizes the Company's property, equipment and software, net (in thousands):

	December 31,
	2016	2015
Warehouse equipment	$4,862	$4,760
Furniture and fixtures	14,417	15,057
Leasehold improvements	44,235	42,332
Office equipment	2,606	2,924
Purchased software	35,165	39,341
Computer hardware (1)	197,310	182,334
Internally-developed software (2)	212,961	188,429
Total property, equipment and software, gross	511,556	475,177
Less: accumulated depreciation and amortization	(342,104)	(279,320)
Property, equipment and software, net	$169,452	$195,857

(1)	Includes computer hardware acquired under capital leases of $104.3 million and $86.7 million as of December 31, 2016 and 2015, respectively.

(2)	The net carrying amount of internally-developed software was $70.5 million and $69.6 million as of December 31, 2016 and 2015, respectively.